Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-15 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Inception Date	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	14.38%	11.69%	10.20%	13.97%	9.97%	8.82%	8.78%	8.90%	8.01%	16.80%	11.85%	10.12%	19.39%	12.10%	9.97%	21.70%	13.35%	11.20%	21.87%		13.19%	[1]	Feb. 01, 2017	19.96%	13.26%	11.20%

[1]	(a)Since inception February 1, 2017.